December 23, 2014

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:    Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”)
(File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Henderson US Growth Opportunities Fund does not differ from those contained in Post-Effective Amendment No. 88 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 90 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on December 17, 2014 (Accession # 0000891804-14-001164).

If you have any questions concerning this filing, you may contact me at (617) 662-3153.

Very truly yours,

/s/ Timothy J. Burdick
Timothy J. Burdick
Assistant Vice President and Associate Counsel

cc:           C. Yarbrough